Employee Benefit Plan, Summary of Accounting Policy	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying financial statements are prepared under the accrual basis of accounting, except distributions, which are recorded when paid. Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Within the financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages presented are calculated from the underlying whole-dollar amounts.
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosures of contingent assets and liabilities at the date of the financial statements. These estimates are based on management’s best knowledge of current events, historical experience, actions that the Plan may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may be different from these estimates.
Valuation of Investments
Investments are stated at fair value except for fully benefit-responsive investment contracts, which are stated at contract value. Accounting guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Under this guidance, the Plan is required to classify certain assets and liabilities based on the following fair value hierarchy:
•Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 — Unobservable inputs for the asset or liability.
The guidance requires the use of observable market data if such data is available without undue cost and effort.
Assets are classified within the fair value hierarchy according to the lowest level input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs. The valuation methodology is applied consistently from period to period.
Certain investments are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient. These investments include commingled funds which may include 103-12 investments, common collective trusts and pooled separate accounts which are typically valued using the NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. In accordance with accounting guidance, these investments have not been classified in the fair value hierarchy. Generally, mutual funds have a quoted market price in an active market and are classified as Level 1.
Common stocks, certain mutual funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments.
Fixed income investments are valued on the basis of valuations furnished by Trustee-approved independent pricing services. These services determine valuations for normal institutional-size trading units of such securities using models or matrix pricing, which incorporates yield and/or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and quotations from bond dealers to determine current value. If these valuations are deemed to be either not reliable or not readily available, the fair value will be determined in good faith by the Trustee.
Over-the-counter derivatives are typically valued using proprietary pricing models that use readily observable market parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, simulation models or a combination of various models, which are consistently applied. Where derivative products have been established for some time, the Plan uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility and the credit quality of the counterparty. Further, many of these models do not contain a high level of subjectivity, as the methodologies used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets, as is the case for “plain vanilla” interest rate swaps, option contracts and credit default swaps. Short-term interest bearing cash securities are valued at amortized cost, which includes cost and accrued interest and approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are classified as Level 1 or Level 2.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Security Transactions and Related Investment Income
Security transactions are accounted for as of the trade date. Realized gains/losses on investment transactions are determined using the specific identification method. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
The Plan presents in the statement of changes in net assets available for benefits the net change in the fair value of its investments, which consists of realized gains and losses and the unrealized appreciation and depreciation on those investments.
Administrative Expenses and Investment Management Fees
Participants pay for the administrative expenses of the Plan which are included in each fund’s expense ratio. These costs include: (a) investment management, custody and benefit responsive investment contract fees which are charged to the applicable funds, and, (b) operational expenses required for administration of the Plan including trustee and recordkeeping which are charged against the funds’ assets on a pro rata basis throughout the year. Operational expenses related to balances in the Expanded Choice - Select Funds are deducted from participant account balances. Brokerage fees and commissions are included in the cost of investments and in determining net proceeds on sales of investments. Investment management, custodial and administrative fees for commingled funds and mutual funds are charged based on a percentage of net asset value and are paid from the assets of the respective funds.
Revenue Sharing
Certain fund families may pass a portion of their fees to Fidelity as provider of recordkeeping services for the Plan. In addition, Fidelity attributes a certain portion of Fidelity mutual fund expenses to recordkeeping. Participants invested in mutual funds that have such arrangements (currently Dodge & Cox and Fidelity) will receive a credit based on their investment in those funds, if the participant has an account balance in the Plan when the credit is calculated. Following each quarter-end (currently within 30 days of quarter-end), a pro rata share of the fees received from the mutual fund will be allocated to the participant’s account, based on the participant’s investment in the mutual fund. The amount allocated will be used to purchase additional shares of the mutual fund to which the credit relates. Any revenue sharing that is attributable to a participant who no longer has an account in the Plan will be used to reduce future Plan expenses.
As the recordkeeper to the Plan, Fidelity receives compensation from Edelman Financial Engines to administer the Managed Accounts program, and a portion of such compensation may be credited to the Plan and used to reduce future administrative plan expenses.